Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 8,096	$ 7,196
Charter revenue resulting from varying charter rates	34,287	27,569
Total deferred revenue	42,383	34,765
Less current portion	(12,929)	(9,601)
Non-current portion	$ 29,454	$ 25,164